Cover	12 Months Ended
Jun. 30, 2022 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--06-30
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38607
Entity Registrant Name	ENDAVA PLC
Entity Address, Address Line One	125 Old Broad Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2N 1AR
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001656081
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	X0
Entity Address, Country	GB
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	125 Old Broad Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2N 1AR
Contact Personnel Name	John Cotterell
Country Region	+44
City Area Code	20
Local Phone Number	7367 1000
Entity Address, Country	GB
American depositary shares
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing the right to receive one Class A ordinary share, nominal value £0.02 per share
Trading Symbol	DAVA
Security Exchange Name	NYSE
Ordinary shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	56,763,870
Class A ordinary shares
Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, nominal value £0.02 per share*
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	40,666,258
No Trading Symbol	true
Class B ordinary shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	16,097,612